TAXES ON INCOME (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before taxes on income, as reported in the consolidated statements of income	$ 237,188	$ 234,273	$ 186,715
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Preferred Enterprise / Preferred Technology Enterprise benefits	(3.80%)	(7.70%)	(13.00%)
Changes in valuation allowance	0.50%	0.70%	0.00%
Earnings taxed under foreign law	(0.50%)	17.90%	(1.80%)
Tax settlements and other adjustments	(0.60%)	5.80%	7.00%
U.S. Tax Reform one-time adjustment	0.00%	0.00%	(1.60%)
Intangible assets transfer	0.10%	(14.20%)	0.00%
Other	(1.50%)	(4.90%)	1.10%
Effective tax rate	17.20%	20.60%	14.70%